Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
Document Creation Date	dei_DocumentCreationDate	Aug. 27, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 27, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014